Subsequent events - Turkcell Dijital Teknolojileri Ltd (Details) - TRY (₺) ₺ in Thousands	Jan. 26, 2023	Dec. 31, 2022	Dec. 31, 2021
Subsequent events
Paid-in capital		₺ 2,200,000	₺ 2,200,000
Incorporation of subsidiary | Turkcell Dijital Teknolojileri Ltd [Member]
Subsequent events
Paid-in capital	₺ 500
Incorporation of subsidiary | Lifecell Digital | Turkcell Dijital Teknolojileri Ltd [Member]
Subsequent events
Ownership percentage	99.9998%
Incorporation of subsidiary | Kibris Telekom | Turkcell Dijital Teknolojileri Ltd [Member]
Subsequent events
Ownership percentage	0.0002%